ACCOUNTS RECEIVABLE, NET - Allowance for credit losses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Movement of the allowance for credit losses
Balance at the beginning of the year	$ (4,756,474)	$ (3,992,922)
Additions charged to allowance for expected credit losses	(904,051)	(272,981)
Recovery of allowance for expected credit losses		272,981
Foreign currency translation adjustments	(152,174)	(75,393)
Balance at the end of the year	$ (5,812,699)	$ (4,068,315)